OTHER CURRENT LIABILITIES (Details) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Miscellaneous current liabilities [abstract]
Cash payments for warrants that proved to be invalid	kr 1,480	kr 3,053
Employee withholding tax/social security contributions	1,848	2,106
Other	176	197
Total	kr 3,504	kr 5,356